GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 25, 2014
Other Intangible Assets, Net

Net other intangible assets consisted of the following:

	Useful life	December 31,
		2012	2013
Original amount:
Core technology	3 - 8	$131,797	$4,739
Trademarks and trade names	3 - 20	26,476	25,520
Customer relationships	2 - 6	55,108	3,108

		213,381	33,367

Accumulated amortization:
Core technology		129,767	3,323
Trademarks and trade names		10,738	11,358
Customer relationships		53,665	2,495

		194,170	17,176

Other intangible assets, net:
Core technology		2,030	1,416
Trademarks and trade names		15,738	14,162
Customer relationships		1,443	613

		$19,211	$16,191

Estimated Future Amortization Expense of Other Intangible Assets	The estimated future amortization expense of other intangible assets as of December 31, 2013 is as follows:

2014	$2,142
2015	2,023
2016	1,899
2017	1,817
2018	1,817
Thereafter	6,493

$16,191